Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

We have established processes to ensure that the timing of any stock option grants to executives is not influenced by material nonpublic information (MNPI) and that grant decisions are generally made based on a predetermined schedule as a part of our compensation program, described above. This seeks to avoid any upcoming announcements or events that could impact our stock price and, as we have done historically, we may defer a routine or special grant if we are in possession of MNPI (see also note in “Equity Incentive Plans” relating to our 2022 grant of equity awards). Except for the foregoing, the Company does not have a formal policy on the timing of awards of stock options, or similar instruments with option-like features. The Compensation Committee carefully reviews with management any potential MNPI before granting options and generally does not time the grant of stock options in relation to the Company’s public disclosure of MNPI. The Company has not timed the release of MNPI for the purpose of affecting the value of executive compensation.

Award Timing Method	We have established processes to ensure that the timing of any stock option grants to executives is not influenced by material nonpublic information (MNPI) and that grant decisions are generally made based on a predetermined schedule as a part of our compensation program, described above. This seeks to avoid any upcoming announcements or events that could impact our stock price and, as we have done historically, we may defer a routine or special grant if we are in possession of MNPI (see also note in “Equity Incentive Plans” relating to our 2022 grant of equity awards). Except for the foregoing, the Company does not have a formal policy on the timing of awards of stock options, or similar instruments with option-like features.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	We have established processes to ensure that the timing of any stock option grants to executives is not influenced by material nonpublic information (MNPI) and that grant decisions are generally made based on a predetermined schedule as a part of our compensation program, described above. This seeks to avoid any upcoming announcements or events that could impact our stock price and, as we have done historically, we may defer a routine or special grant if we are in possession of MNPI (see also note in “Equity Incentive Plans” relating to our 2022 grant of equity awards). Except for the foregoing, the Company does not have a formal policy on the timing of awards of stock options, or similar instruments with option-like features.
MNPI Disclosure Timed for Compensation Value	false